CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Capital and financial risk management
Schedule of target total debt to total debt and common shareholders' equity ratio

	December 31,	December 31,
	2020	2019
Long-term debt and credit facilities	$1,424.2	$1,837.4
Current portion of long-term debt and credit facilities	499.7	—
Total debt	$1,923.9	$1,837.4
Common shareholders' equity	$6,596.5	$5,318.5
Total debt / total debt and common shareholders' equity ratio	22.6%	25.7%
Company target	0 - 30%	0 – 30%

Currency risk
Capital and financial risk management
Schedule of target total debt to total debt and common shareholders' equity ratio
	10% strengthening in	10% weakening in
	U.S. dollar	U.S. dollar
	Effect on OCI before	Effect on OCI before
	taxes, (loss)(a)	taxes, gain(a)
Canadian dollar	$(3.6)	$4.5
Brazilian real	$(10.1)	$11.8
Russian rouble	$(4.8)	$6.4

(a)	Upon maturity of these contracts, the amounts in OCI before taxes will reverse against hedged items that the contracts relate to, which may be to earnings or property, plant and equipment.

Schedule of risk management
		10% strengthening in	10% weakening in
		U.S. dollar	U.S. dollar
	Foreign currency net	Effect on earnings before	Effect on earnings before
	working capital	taxes, gain (loss)(a)	taxes, gain (loss)(a)
Canadian dollar	$(43.7)	$4.0	$(4.9)
Brazilian real	$(158.9)	$14.4	$(17.7)
Chilean peso	$(13.4)	$1.2	$(1.5)
Russian rouble	$33.5	$(3.0)	$3.7
Mauritanian ouguiya	$3.0	$(0.3)	$0.3
Ghanaian cedi	$9.2	$(0.8)	$1.0
Other(b)	$(1.7)	$0.2	$(0.2)

(a)

As described in Note 3ii, the Company translates its monetary assets and liabilities into U.S. dollars at the rates of exchange at the consolidated balance sheet dates. Gains and losses on translation of foreign currencies are included in earnings.

(b)	Includes Euro, British pound, Australian dollar and South African rand.

Price Risk
Capital and financial risk management
Schedule of risk management

	10% increase in	10% decrease in
	price	price
	Effect on OCI before	Effect on OCI before
	taxes, gain(a)	taxes, (loss)(a)
WTI oil	$11.4	$(11.3)

(a)	Upon maturity of these contracts, the amounts in OCI before taxes will reverse against hedged items that the contracts relate to, which may be to earnings or property, plant and equipment.

Liquidity risk
Capital and financial risk management
Schedule of risk management

		2021	2022-2025	2026+
	Total	Within 1 year (b)	2 to 5 years	More than 5 years
Long-term debt (a)	$2,640.0	$604.5	$870.9	$1,164.6

(a)	Includes the full face value of the senior notes , drawdowns on the revolving credit facility, Tasiast loan, and estimated interest.
(b)	Represents interest on the senior notes, revolving credit facility and Tasiast loan, due within the next 12 months.